UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-23822

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Antetokounmpo Sustainable Equities Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr.,
Global Chief Investment Officer
Calamos Antetokounmpo Asset Management LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	December 31, 2025

DATE OF REPORTING PERIOD:	January 1, 2025 through June 30, 2025

ITEM 1: REPORTS TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Antetokounmpo Sustainable Equities Fund Class A - SROAX

Calamos Antetokounmpo Sustainable Equities Fund Class C - SROCX

Calamos Antetokounmpo Sustainable Equities Fund Class I - SROIX

Calamos Antetokounmpo Sustainable Equities Fund Class R6 - SRORX

Calamos Antetokounmpo Sustainable Equities Fund

Class A: SROAX

Semi-Annual Shareholder Report  - June 30, 2025

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and sustainable process to invest in high-quality, primarily US companies that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class A: SROAX

Semi-Annual Shareholder Report  - June 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-A 25

Calamos Antetokounmpo Sustainable Equities Fund

Class C: SROCX

Semi-Annual Shareholder Report  - June 30, 2025

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$107	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and sustainable process to invest in high-quality, primarily US companies that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class C: SROCX

Semi-Annual Shareholder Report  - June 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-C 25

Calamos Antetokounmpo Sustainable Equities Fund

Class I: SROIX

Semi-Annual Shareholder Report  - June 30, 2025

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and sustainable process to invest in high-quality, primarily US companies that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class I: SROIX

Semi-Annual Shareholder Report  - June 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-I 25

Calamos Antetokounmpo Sustainable Equities Fund

Class R6: SRORX

Semi-Annual Shareholder Report  - June 30, 2025

This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$55	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and sustainable process to invest in high-quality, primarily US companies that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund

Class R6: SRORX

Semi-Annual Shareholder Report  - June 30, 2025

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SEQTSRS-R6 25

Item 1(b). Not applicable.

Item 2: Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3: Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4: Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5: Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TIMELY INFORMATION INSIDE

Calamos Antetokounmpo Sustainable Equities Fund

SEMIANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION JUNE 30, 2025

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses and other shareholder materials.

Statement of Assets and Liabilities June 30, 2025 (Unaudited)

ASSETS
Investments in securities, at value (cost $3,539,053)	$4,429,759
Cash with custodian	41,712
Receivables:
Accrued dividends	3,649
Due from Investment advisor	41,358
Prepaid expenses	42,326
Total assets	4,558,804
LIABILITIES
Payables:
Affiliates:
Investment advisory fees	3,084
Distribution fees	19
Trustees' fees and officer compensation	1,096
Other accounts payable and accrued liabilities	29,173
Total liabilities	33,372
NET ASSETS	$4,525,432
COMPOSITION OF NET ASSETS
Paid in capital	$3,519,960
Accumulated distributable earnings (loss)	1,005,472
NET ASSETS	$4,525,432
CLASS A SHARES†
Net assets applicable to shares outstanding	$167,948
Shares outstanding	12,763
Net asset value and redemption price per share	$13.16
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$13.82
CLASS C SHARES†**
Net assets applicable to shares outstanding	$129,787
Shares outstanding	10,000
Net asset value and redemption price per share	$12.98
CLASS I SHARES†
Net assets applicable to shares outstanding	$4,094,702
Shares outstanding	310,557
Net asset value and redemption price per share	$13.19
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$132,995
Shares outstanding	10,086
Net asset value and redemption price per share	$13.19

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Operations Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$1,427
Dividends	26,921
Dividend taxes withheld	(681)
Total investment income	27,667
EXPENSES
Investment advisory fees	18,174
Distribution fees
Class A	223
Class C	608
Legal fees	36,476
Audit fees	24,413
Registration fees	23,284
Printing and mailing fees	13,698
Trustees' fees and officer compensation	4,901
Transfer agent fees	4,132
Accounting fees	3,933
Tax fees	822
Custodian fees	508
Fund administration fees	134
Other	5,085
Total expenses	136,391
Less expense reductions	(112,051)
Net expenses	24,340
NET INVESTMENT INCOME (LOSS)	3,327
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	121,281
Foreign currency transactions	3
Change in net unrealized appreciation/(depreciation) on:
Investments	93,312
NET GAIN (LOSS)	214,596
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,923

See accompanying Notes to Financial Statements

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Statements of Changes in Net Assets

	(UNAUDITED) FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE YEAR ENDED DECEMBER 31, 2024
OPERATIONS
Net investment income (loss)	$3,327	$13,788
Net realized gain (loss)	121,284	21,537
Change in unrealized appreciation/(depreciation)	93,312	468,850
Net increase (decrease) in net assets resulting from operations	217,923	504,175
DISTRIBUTIONS TO SHAREHOLDERS
Class A	—	(230)
Class I	—	(14,852)
Class R6	—	(486)
Total distributions	—	(15,568)
CAPITAL SHARE TRANSACTIONS	(272,905)	567,653
TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,982)	1,056,260
NET ASSETS
Beginning of period	$4,580,414	$3,524,154
End of period	$4,525,432	$4,580,414

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund   Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	Class A
	(Unaudited) Six Months Ended June 30, 2025		Year Ended December 31, 2024	February 3, 2023• through December 31, 2023
Net asset value, beginning of period	$12.54		$10.97	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.00	)*(b)	0.02	0.03
Net realized and unrealized gain (loss)	0.62		1.57	0.97
Total from investment operations	0.62		1.59	1.00
Distributions:
Dividends from net investment income	—		(0.02)	(0.03)
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.02)	(0.03)
Net asset value, end of period	$13.16		$12.54	$10.97
Ratios and supplemental data:
Total return(c)	4.94%		14.45%	10.03%
Net assets, end of period (000)	$168		$184	$157
Ratio of net expenses to average net assets	1.35	%(d)	1.35%	1.35	%(d)
Ratio of gross expenses to average net assets prior to expense reductions	6.59	%(d)	6.11%	10.24	%(d)
Ratio of net investment income (loss) to average net assets	(0.07	%)(d)	0.15%	0.37	%(d)
	(Unaudited) Six Months Ended June 30, 2025		Year Ended December 31, 2024	February 3, 2023• through December 31, 2023
Portfolio turnover rate(e)	9%		20%	11%

•  Commencement of operations.

*  Amounts are less than $0.005.

**  Distribution, if any, for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Not annualized.

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Calamos Antetokounmpo Sustainable Equities Fund   Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	Class C
	(Unaudited) Six Months Ended June 30, 2025		Year Ended December 31, 2024		February 3, 2023• through December 31, 2023
Net asset value, beginning of period	$12.42		$10.93		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05	)(b)	(0.07	)(b)	(0.03	)(b)
Net realized and unrealized gain (loss)	0.61		1.56		0.96
Total from investment operations	0.56		1.49		0.93
Distributions:
Dividends from net investment income	—		—		—
Dividends from net realized gains	—		—		—
Total distributions**	—		—		—
Net asset value, end of period	$12.98		$12.42		$10.93
Ratios and supplemental data:
Total return(c)	4.59%		13.54%		9.30%
Net assets, end of period (000)	$130		$124		$109
Ratio of net expenses to average net assets	2.10	%(d)	2.10%		2.10	%(d)
Ratio of gross expenses to average net assets prior to expense reductions	7.34	%(d)	6.86%		10.99	%(d)
Ratio of net investment income (loss) to average net assets	(0.80	%)(d)	(0.60%)		(0.38	%)(d)

•  Commencement of operations.

**  Distribution, if any, for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund   Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	Class I
	(Unaudited) Six Months Ended June 30, 2025		Year Ended December 31, 2024	February 3, 2023• through December 31, 2023
Net asset value, beginning of period	$12.55		$10.97	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01		0.05	0.06
Net realized and unrealized gain (loss)	0.63		1.58	0.96
Total from investment operations	0.64		1.63	1.02
Distributions:
Dividends from net investment income	—		(0.05)	(0.05)
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.05)	(0.05)
Net asset value, end of period	$13.19		$12.55	$10.97
Ratios and supplemental data:
Total return(b)	5.02%		14.81%	10.21%
Net assets, end of period (000)	$4,095		$4,146	$3,148
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	6.34	%(c)	5.86%	9.99	%(c)
Ratio of net investment income (loss) to average net assets	0.19	%(c)	0.38%	0.63	%(c)

•  Commencement of operations.

**  Distribution, if any, for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Calamos Antetokounmpo Sustainable Equities Fund   Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	Class R6
	(Unaudited) Six Months Ended June 30, 2025		Year Ended December 31, 2024	February 3, 2023• through December 31, 2023
Net asset value, beginning of period	$12.55		$10.97	$10.00
Income from investment operations:
Net investment income (loss)(a)	0.01		0.05	0.06
Net realized and unrealized gain (loss)	0.63		1.58	0.96
Total from investment operations	0.64		1.63	1.02
Distributions:
Dividends from net investment income	—		(0.05)	(0.05)
Dividends from net realized gains	—		—	—
Total distributions**	—		(0.05)	(0.05)
Net asset value, end of period	$13.19		$12.55	$10.97
Ratios and supplemental data:
Total return(b)	5.10%		14.84%	10.22%
Net assets, end of period (000)	$133		$127	$110
Ratio of net expenses to average net assets	1.08	%(c)	1.07%	1.09	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	6.32	%(c)	5.86%	9.98	%(c)
Ratio of net investment income (loss) to average net assets	0.22	%(c)	0.42%	0.63	%(c)

•  Commencement of operations.

**  Distribution, if any, for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Antetokounmpo Sustainable Equities Fund Schedule of Investments June 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
COMMON STOCKS (97.9%)
	Communication Services (7.6%)
1,579	Alphabet, Inc. - Class A	$278,267
1,569	Verizon Communications, Inc.	67,891
		346,158
	Consumer Discretionary (8.9%)
1,107	Chipotle Mexican Grill, Inc.#	62,158
201	Home Depot, Inc.	73,695
3,538	Sony Group Corp. (ADR)	92,094
1,037	TJX Companies, Inc.	128,059
884	Tractor Supply Company	46,649
		402,655
	Consumer Staples (4.8%)
676	Colgate-Palmolive Company	61,449
63	Costco Wholesale Corp.	62,366
1,054	Darling Ingredients, Inc.#	39,989
526	Walmart, Inc.	51,432
		215,236
	Financials (12.0%)
332	Fiserv, Inc.#	57,240
851	HDFC Bank, Ltd. (ADR)	65,246
510	Intercontinental Exchange, Inc.	93,570
332	Jack Henry & Associates, Inc.	59,816
142	S&P Global, Inc.	74,875
340	Travelers Companies, Inc.	90,964
284	Visa, Inc. - Class A	100,834
		542,545
	Health Care (9.7%)
681	Edwards Lifesciences Corp.#	53,261
1,052	GE HealthCare Technologies, Inc.	77,922
688	Gilead Sciences, Inc.	76,278
629	Merck & Company, Inc.	49,792
1,103	Novo Nordisk, A/S (ADR)	76,129
148	Thermo Fisher Scientific, Inc.	60,008
297	Zoetis, Inc.	46,317
		439,707
	Industrials (12.7%)
623	Canadian Pacific Kansas City, Ltd.	49,385
106	Deere & Company	53,900
219	Ferguson Enterprises, Inc.	47,687
815	nVent Electric, PLC	59,699
452	Otis Worldwide Corp.	44,757
222	Quanta Services, Inc.	83,934
178	Rockwell Automation, Inc.	59,126
138	Trane Technologies, PLC	60,363
178	Verisk Analytics, Inc.	55,447
261	Waste Management, Inc.	59,722
		574,020
NUMBER OF SHARES		VALUE
	Information Technology (33.9%)
181	Accenture, PLC - Class A	$54,099
1,112	Apple, Inc.	228,149
299	Applied Materials, Inc.	54,738
1,153	Bentley Systems, Inc. - Class B	62,227
487	Broadcom, Inc.	134,241
760	Microsoft Corp.	378,032
1,631	NVIDIA Corp.	257,682
237	Oracle Corp.	51,815
207	Palo Alto Networks, Inc.#	42,360
226	SAP, SE (ADR)	68,727
398	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	90,143
440	TE Connectivity, PLC	74,215
190	Texas Instruments, Inc.	39,448
		1,535,876
	Materials (4.2%)
925	Ball Corp.	51,883
251	Ecolab, Inc.	67,630
146	Linde, PLC	68,500
		188,013
	Real Estate (1.9%)
231	American Tower Corp.	51,055
350	Prologis, Inc.	36,792
		87,847
	Utilities (2.2%)
699	National Grid, PLC (ADR)	52,013
603	Sempra	45,689
		97,702
	TOTAL COMMON STOCKS (Cost $3,539,053)	4,429,759
	TOTAL INVESTMENTS (97.9%) (Cost $3,539,053)	4,429,759
OTHER ASSETS, LESS LIABILITIES (2.1%)		95,673
NET ASSETS (100.0%)		$4,525,432

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

ABBREVIATION

ADR  American Depositary Receipt

See accompanying Notes to Schedule of Investments

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Antetokounmpo Sustainable Equities Trust (the "Trust"), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the "Fund"), which commenced operations on February 3, 2023. Prior to commencement of operations, the Fund had issued 10,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC. The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The Fund's investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC ("CGAM", or the "Adviser"), serves as the Fund's adviser. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund's subadviser ("Subadviser").

Mr. Antetokounmpo serves on the Adviser's Board of Directors and has indirect control of half of the Adviser's Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund's investments, and neither Original C nor Mr. Antetokounmpo shall provide any "investment advice" to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo will be involved with marketing efforts on behalf of the Adviser. If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then "Antetokounmpo" will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change in the name of the Fund or its strategy. The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the Subadviser, have above average growth potential and meet certain environmental, social and governance ("ESG") criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts ("ADRs"), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Fund.

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most

www.calamos.com

Notes to Financial Statements (Unaudited)

recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every New York Stock Exchange ("NYSE") business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of June 30, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses. Expenses directly attributable to the Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Fund's taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The Fund recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2023-2025 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund's management expects the risk of material loss in connection to a potential claim to be remote.

Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. As defined under ASU No. 2023-07 the chief operating decision maker ("CODM") consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. The Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Fund. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Fund's financial statements and financial highlights.

Note 2 – Investment Adviser and Transactions with Affiliates or Certain Other Parties

Pursuant to an investment advisory agreement with CGAM, the Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund at the annual rate of 0.85%.

CGAM has contractually agreed to limit the annual ordinary operating expenses of the Fund as a percentage of the average net assets of each class of shares to 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. CGAM has contractually agreed to limit the Fund's annual ordinary operating expenses for Class R6 shares (as a percentage of average net assets) to 1.10% less the Fund's annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Fund's other share classes divided by the aggregate average annual net assets of the Fund's other share classes). This expense limitation agreement is binding on CGAM through April 30, 2027.

For the period ended June 30, 2025, CGAM waived or absorbed $112,051 of expenses. This amount is included in the Statement of Operations under the caption "Expense reductions".

The Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statement of Operations.

A Trustee and certain officers of the Trust are also officers and directors of CGAM. A Trustee and certain officers of the Fund are also officers and/or directors of Calamos Advisors. Such Trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

As of June 30, 2025, certain affiliates of Calamos Advisors hold material investments in the Fund as follows:

FUND	PERCENTAGE
Antetokounmpo Sustainable Equities Fund	74%

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments for the period ended June 30, 2025 are shown in the table below.

	U.S. GOVERNMENT SECURITIES	OTHER
Cost of purchases	$—	$374,435
Proceeds from sales	—	740,097

www.calamos.com

Notes to Financial Statements (Unaudited)

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2025 was as follows*:

Cost basis of investments	$3,539,053
Gross unrealized appreciation	1,010,338
Gross unrealized depreciation	(119,632)
Net unrealized appreciation (depreciation)	$890,706

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The tax character of distributions for the period ended June 30, 2025 will be determined at the end of the Fund's current fiscal year.

Distributions for the year ended December 31, 2024 were characterized for federal income tax purposes as follows:

YEAR ENDED DECEMBER 31, 2024
Distributions paid from:
Ordinary income	$15,568
Long-term capital gains	—
Return of capital	—

As of December 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(9,286)
Net unrealized gains/(losses)	796,835
Total accumulated earnings/(losses)	787,549
Other	—
Paid-in-capital	3,792,865
Net assets applicable to common shareholders	$4,580,414

The Fund had capital loss carryforwards for the year ended December 31, 2024 of $9,286, with no expiration date, available to offset future realized capital gains.

Note 5 – Derivative Instruments

Foreign Currency Risk. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs Over-The-Counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between the Fund and the counterparty and the amount of collateral due from the Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When the Fund is required to post collateral under the terms of a derivatives transaction and

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

master netting agreement, the Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among the Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that the Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to the Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts.

As of June 30, 2025, the Fund had no outstanding forward foreign currency contracts.

Equity Risk. The Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Fund do not typically give rise to counterparty credit risk since options written obligate the Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of June 30, 2025, the Fund had no outstanding purchased options and/or written options.

Note 6 – Fair Value Measurement

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

www.calamos.com

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$4,429,759	$—	$—	$4,429,759
Total	$4,429,759	$—	$—	$4,429,759

Note 7 – Capital Share Transactions

The following table summarizes the activity in capital shares of the Fund for the periods ended:

	FOR THE SIX MONTHS ENDED JUNE 30, 2025		FOR THE YEAR ENDED DECEMBER 31, 2024
Class A	Shares	Dollars	Shares	Dollars
Shares sold	951	$11,786	1,774	$20,896
Shares issued as reinvestment of distributions	—	—	18	230
Less shares redeemed	(2,839)	(33,076)	(1,456)	(16,657)
Net increase (decrease)	(1,888)	$(21,290)	336	$4,469
Class C	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	60,988	$776,002
Shares issued as reinvestment of distributions	—	—	1,165	14,852
Less shares redeemed	(19,796)	(251,615)	(18,638)	(228,156)
Net increase (decrease)	(19,796)	$(251,615)	43,515	$562,698
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	39	486
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	39	$486

Note 8 – Subsequent Events

Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos Antetokounmpo Sustainable Equities Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statement of assets and liabilities of Calamos Antetokounmpo Sustainable Equities Fund (the "Fund"), a series of Calamos Antetokounmpo Sustainable Equities Trust (the "Trust"), including the schedule of investments, as of June 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the six-month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of changes in net assets and the financial highlights for the year ended December 31, 2024 and the financial highlights for the period from February 3, 2023 (commencement of operations) through December 31, 2023, and in our report dated February 10, 2025, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Review Results

This interim financial information is the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

August 8, 2025

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board of Trustees (the "Board" or "Trustees") of Calamos Antetokounmpo Sustainable Equities Trust (the "Trust") oversees the management of Calamos Antetokounmpo Sustainable Equities Fund (the "Fund"), a series of the Trust, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Antetokounmpo Asset Management LLC ("Adviser"), pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the Fund, and the investment sub-advisory agreement by and among the Trust, the Adviser and Calamos Advisors LLC ("Sub-Adviser"), pursuant to which the Sub-Adviser serves as investment sub-adviser for the Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser or the Sub-Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement and investment sub-advisory agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser and Sub-Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreements, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser and Sub-Adviser, they met separately in executive session with their counsel.

At a meeting held on June 24, 2025, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangements between the Trust and the Adviser and Sub-Adviser on behalf of the Fund were fair in light of the nature, quality and extent of the services provided by the Adviser, Sub-Adviser and their affiliates, as applicable, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement and investment sub-advisory agreement with respect to the Fund through January 12, 2027, subject to possible earlier termination as provided in such agreements.

In connection with its consideration of the management agreement and investment sub-advisory agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's and Sub-Adviser's services, (ii) the investment performance of the Fund as well as performance information for comparable funds and other, comparable clients of the Adviser and Sub-Adviser, (iii) the fees and other expenses paid by the Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser and Sub-Adviser, (iv) the profitability of the Adviser and Sub-Adviser and their affiliates from their relationship with the Fund, (v) whether economies of scale may be realized as the Fund grows and whether potential economies may be shared, in some measure, with the Fund's investors and (vi) other benefits to the Adviser and Sub-Adviser from their relationship with the Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement and investment sub-advisory agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's and Sub-Adviser's services to the Fund took into account the knowledge gained from the Board's meetings with the Adviser and/or Sub-Adviser throughout the years. In addition, the Board considered: the Adviser's and Sub-Adviser's history of managing the Fund and the Sub-Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of investment approach; the Sub-Adviser's relatively recent acquisition of Pearl Impact Capital LLC; the background and experience of Messrs. Madden and Tursich and Ms. Williamson (who are now employees of the Sub-Adviser) and the other investment personnel responsible for managing the Fund; the Sub-Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications; and the "dual-hatting" arrangement in place between the Adviser and Sub-Adviser with respect to employees of the Sub-Adviser that provide services to the Adviser. The Board also reviewed the Adviser's and Sub-Adviser's resources and key personnel involved in providing investment management and investment sub-advisory services to the Fund. In addition, the Board considered compliance reports about the Adviser and Sub-Adviser from the Trust's Chief Compliance Officer.

The Board also considered the information provided by the Adviser and Sub-Adviser regarding the Fund's performance and the steps the Adviser and Sub-Adviser are taking to improve performance. In particular, the Board noted the additional personnel added to the Sub-Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's and Sub-Adviser's significant investment into their infrastructure and investment processes.

Investment Performance of the Fund. The Board considered the Fund's investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund's "Category") selected by an independent third-party service provider. As noted below, the Category represents a custom

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

group of comparable funds, also selected by the independent third-party service provider. The performance periods considered by the Board ended on March 31, 2025, except where otherwise noted. Because the Fund commenced operations on February 3, 2023, three-, five- and ten-year performance was not available and the Board only considered one-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2025 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider.

The Board considered that the Fund underperformed its custom Category average for the one-year period. With respect to the one-year period, the Board considered that the Fund's performance ranked in the 60th percentile. The Board also considered that the Fund had only commenced operations on February 3, 2023 and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.

Costs of Services Provided and Profits Realized by the Adviser and Sub-Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Fund's actual management fee rate and sub-advisory fee rate compared to the median management fee rate and sub-advisory fee rate for other open-end funds similar in size, character and investment strategy (the Fund's "Expense Group") and the Fund's total expense ratio compared to the median total expense ratio of the Fund's Expense Group.

The Board also reviewed the Adviser's and Sub-Adviser's management fee rates for their institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Fund, the differences reflected the Adviser's and Sub-Adviser's greater level of responsibilities and significantly broader scope of services regarding the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation and sponsorship of the Fund. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and Sub-Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's and Sub-Adviser's costs in serving as the Fund's investment adviser and sub-adviser, respectively, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage or sub-advise the Fund. The Board reviewed the Adviser's and Sub-Adviser's methodology for allocating costs among their lines of business. The Board also considered information regarding the structure of the Adviser's and Sub-Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser and the Sub-Adviser in serving as the Fund's investment adviser and sub-adviser, respectively, and of the Adviser, Sub-Adviser and their respective affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and the Adviser's and Sub-Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's and Sub-Adviser's parent companies and discussed their corporate structure.

The Board considered that the Fund's management fee rate is lower than its Expense Group median, though its total expense ratio is higher than the Fund's Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through April 30, 2026 and was currently subsidizing the Fund under this arrangement. The Board reviewed the Fund's expenses in light of its level of assets.

Economies of Scale. The Board considered whether the Fund's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser and Sub-Adviser. The Board also considered the benefits accruing to shareholders from the Adviser's and Sub-Adviser's investments into their infrastructure and investment processes.

Other Benefits Derived from the Relationship with the Fund. The Board also considered other benefits that accrue to the Adviser, Sub-Adviser and their affiliates from their relationship with the Fund. The Board concluded that, while each of the Adviser and Sub-Adviser may potentially benefit from its relationship with the Fund in ways other than the fees payable by the Fund, the Fund also may benefit from its relationship with the Adviser and Sub-Adviser in ways other than the services to be provided by the Adviser and Sub-Adviser and their affiliates pursuant to their agreements with the Fund and the fees payable by the Fund.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract   (Unaudited)

The Board also considered the Sub-Adviser's use of a portion of the commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of the Sub-Adviser and concluded, based on reports from the Trust's Chief Compliance Officer, that the Sub-Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Fund with the Adviser and the investment sub-advisory agreement with the Sub-Adviser with respect to the Fund were in best interest of the Fund and its shareholders.

CALAMOS ANTETOKOUNMPO SUSTAINABLE EQUITIES TRUST SEMIANNUAL REPORT

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1. Aggregate remuneration paid to all trustees by Calamos Antetokounmpo Sustainable Equities Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos Antetokounmpo Sustainable Equities Trust, does not receive remuneration for services provided to the Calamos Antetokounmpo Sustainable Equities Trust.

2. Not applicable.

3. Mark J. Mickey, Chief Compliance Officer of the Calamos Antetokounmpo Sustainable Equities Trust, is the only officer who receives compensation from the Calamos Antetokounmpo Sustainable Equities Trust. Aggregate remuneration paid to Mr. Mickey by Calamos Antetokounmpo Sustainable Equities Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4. Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable. Included in the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

(b)            There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Antetokounmpo Sustainable Equities Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 13, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	August 13, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	August 13, 2025